Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Effect of the Correction of Errors of Consolidated Balance Sheets and Consolidated Statements of Comprehensive Income	The effect of the correction of errors in the accompanying consolidated balance sheets and consolidated statements of income and comprehensive income is summarized below. There was no tax impact related to the correction.
	As of December 31, 2022
	As previously reported	Impact of Adjustment	As Restated
	RMB	RMB	RMB
Consolidated balance sheets:
Mezzanine equity:
Redeemable preferred shares	—	241,411	241,411
Shareholders’ equity:
Preferred shares	21	—	21
Ordinary shares	111	(70)	41
Additional paid-in capital	254,508	(241,341)	13,167

	For the Years Ended December 31, 2022
	As previously reported	Impact of Adjustment	As Restated
	RMB	RMB	RMB
Consolidated statements of income and comprehensive income:
Earnings per share:
Ordinary shares – basic	0.04	0.09	0.13
Ordinary shares – diluted	0.04	0.07	0.11

Schedule of Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation and impairment loss, if any. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over their estimated useful lives on a straight-line basis. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful lives of the related assets.

Category	Estimated useful life
Leasehold improvements	Shorter of the estimated useful life or remaining lease term
Computer and electronic equipment	3 – 5 years
Office equipment	3 – 5 years
Motor vehicles	5 years

Schedule of Intangible Assets

Intangible assets are carried at cost less accumulated amortization and impairment, if any. Intangible assets are amortized using the straight-line method over the estimated useful lives from 1 to 10 years. The estimated useful lives of amortized intangible assets are reassessed if circumstances occur that indicate the original estimated useful lives have changed. No impairment charge was recognized for the years ended December 31, 2022, 2023 and 2024, respectively.

Category	Estimated useful life
Purchased copyright	1 – 10 years

Schedule of Financial Instruments

The following table summarizes the carrying values of the Company’s financial instruments that the management believes should be categorized as Level 2:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Financial assets:
Short-term investments	43,158	9,085	1,245